Share Capital - Reconciliation of the Share Reorganisation Activities (Details)				4 Months Ended	12 Months Ended
	Apr. 29, 2024 $ / shares shares	Apr. 25, 2024 shares	Dec. 14, 2023 £ / shares shares	Apr. 29, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Apr. 29, 2024 £ / shares shares	Dec. 31, 2023 $ / shares	Nov. 06, 2023 $ / shares
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)				242,862,302	242,862,302
Ordinary shares reorganisation pre-IPO (in shares)				(4,022,883)
Total: Post ordinary shares organisation (in shares)	238,839,419			238,839,419		238,839,419
Reverse share split, shares converted (in shares)	(60,165,424)
Deferred share cancellation (in shares)	(106,168,869)
Total: Post share capital organisation (in shares)	72,505,126			72,505,126		72,505,126
Issued and fully paid at end of period (in shares)					76,351,279
Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	3,846,153
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.001551			$ 0.001551	$ 0.001551
Issued and fully paid at beginning of period (in shares)				0	0
Ordinary shares reorganisation pre-IPO (in shares)				0
Total: Post ordinary shares organisation (in shares)	0			0		0
Reverse share split, shares converted (in shares)	68,375,690
Deferred share cancellation (in shares)	0
Total: Post share capital organisation (in shares)	68,375,690			68,375,690		68,375,690
Issued and fully paid at end of period (in shares)					72,221,843
Ordinary Shares of $0.001551 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.001551			$ 0.001551
IPO (in shares)	3,846,153
Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165			$ 0.000165	$ 0.000165
Issued and fully paid at beginning of period (in shares)				106,491,588	106,491,588
Ordinary shares reorganisation pre-IPO (in shares)				22,049,526
Total: Post ordinary shares organisation (in shares)	128,541,114			128,541,114		128,541,114
Reverse share split, shares converted (in shares)	(128,541,114)
Deferred share cancellation (in shares)	0
Total: Post share capital organisation (in shares)	0			0		0
IPO (in shares)	4,861,547
Issued and fully paid at end of period (in shares)	128,541,114			128,541,114	0
Ordinary Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165			$ 0.000165
IPO (in shares)	0
Non-voting Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares					$ 0.000165
Issued and fully paid at beginning of period (in shares)				3,986,376	3,986,376
Ordinary shares reorganisation pre-IPO (in shares)				(3,986,376)
Total: Post ordinary shares organisation (in shares)	0			0		0
Reverse share split, shares converted (in shares)	0
Deferred share cancellation (in shares)	0
Total: Post share capital organisation (in shares)	0			0		0
IPO (in shares)	875,171	122,810			875,171
Issued and fully paid at end of period (in shares)					0
Non-voting Ordinary Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0
Deferred Shares of $0.000469 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | (per share)			£ 0.000469		$ 0.000469	£ 0.000469
Issued and fully paid at beginning of period (in shares)				107,491,490	107,491,490
Ordinary shares reorganisation pre-IPO (in shares)				2,806,815
Total: Post ordinary shares organisation (in shares)	110,298,305			110,298,305		110,298,305
Reverse share split, shares converted (in shares)	0		28,501
Deferred share cancellation (in shares)	(106,168,869)
Total: Post share capital organisation (in shares)	4,129,436			4,129,436		4,129,436
IPO (in shares)		80,500
Issued and fully paid at end of period (in shares)					4,129,436
Deferred Shares of $0.000469 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165			$ 0.000165
IPO (in shares)	0
Growth Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165			$ 0.000165	$ 0.000165		$ 0.000165	$ 0.000165
Issued and fully paid at beginning of period (in shares)				24,892,848	24,892,848
Ordinary shares reorganisation pre-IPO (in shares)				(24,892,848)
Total: Post ordinary shares organisation (in shares)	0			0		0
Reverse share split, shares converted (in shares)	0
Deferred share cancellation (in shares)	0
Total: Post share capital organisation (in shares)	0			0		0
IPO (in shares)	185,894	185,894
Issued and fully paid at end of period (in shares)	25,078,742			25,078,742	0
Growth Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0